LOANS (Details) (USD $)				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 One-to-four family	Dec. 31, 2013 Construction and land	Dec. 31, 2012 Construction and land	Dec. 31, 2013 Real estate loans	Dec. 31, 2012 Real estate loans	Dec. 31, 2011 Real estate loans	Dec. 31, 2013 Real estate loans One-to-four family	Dec. 31, 2012 Real estate loans One-to-four family	Dec. 31, 2011 Real estate loans One-to-four family	Dec. 31, 2013 Real estate loans Multi-family	Dec. 31, 2012 Real estate loans Multi-family	Dec. 31, 2011 Real estate loans Multi-family	Dec. 31, 2013 Real estate loans Commercial	Dec. 31, 2012 Real estate loans Commercial	Dec. 31, 2011 Real estate loans Commercial	Dec. 31, 2013 Real estate loans Construction and land	Dec. 31, 2012 Real estate loans Construction and land	Dec. 31, 2011 Real estate loans Construction and land	Dec. 31, 2013 Commercial business	Dec. 31, 2012 Commercial business	Dec. 31, 2011 Commercial business	Dec. 31, 2013 Consumer:	Dec. 31, 2012 Consumer:	Dec. 31, 2011 Consumer:	Dec. 31, 2013 Consumer: Home equity	Dec. 31, 2012 Consumer: Home equity	Dec. 31, 2011 Consumer: Home equity	Dec. 31, 2013 Consumer: Automobile and other	Dec. 31, 2012 Consumer: Automobile and other	Dec. 31, 2011 Consumer: Automobile and other
Loans
Total gross loans, amount	$ 379,125,628	$ 408,240,534					$ 293,946,902	$ 323,464,435		$ 118,884,453	$ 112,350,393		$ 40,262,269	$ 42,203,212		$ 120,839,112	$ 138,766,873		$ 13,961,068	$ 30,143,957		$ 71,940,431	$ 71,251,082		$ 13,238,295	$ 13,525,017		$ 11,712,701	$ 12,062,108		$ 1,525,594	$ 1,462,909
Undisbursed portion of construction loans	(1,112,957)	(7,376,713)			(1,112,957)	(7,376,713)
Deferred loan origination costs (fees), net	146,959	(50,610)
Allowance for loan losses	(5,590,668)	(5,944,585)	(7,789,262)				(4,208,561)	(4,486,671)	(6,648,837)	(1,424,663)	(847,285)	(777,470)	(661,358)	(958,303)	(779,680)	(1,454,455)	(1,268,081)	(1,157,114)	(668,085)	(1,413,002)	(3,934,573)	(1,219,080)	(1,296,114)	(969,669)	(163,027)	(161,800)	(170,756)	(116,478)	(151,625)	(133,234)	(46,549)	(10,175)	(37,522)
Loans, net	$ 372,568,962	$ 394,868,626
Loan to value ratio occasionally exceeded for loans secured by single-family dwellings (as a percent)				90.00%